Intangible assets, net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets resulting from the business combinations	¥ 29,280	¥ 33,470
Amortization expenses	¥ 4,000	¥ 1,920	¥ 180